Divestitures	12 Months Ended
Mar. 31, 2013
Divestitures
25.	Divestitures

(1)	HBO Latin America

In the fiscal year ended March 31, 2011, Sony sold its remaining investment in HBO Latin America, which owns and operates certain premium pay television businesses and were included in the Pictures segment, for total cash proceeds of 5,285 million yen and a gain of 3,329 million yen.

(2)	Small- and medium-sized TFT LCD business

In March 2012, Sony sold the small- and medium-sized TFT LCD business, which was included in the Devices segment, to Japan Display Inc. The sale proceeds were subject to the finalization of certain post-closing conditions and adjustments. In connection with the sale, Sony transferred legal ownership of a certain subsidiary within the former small- and medium-sized TFT LCD business to Japan Display Inc. during the fiscal year ended March 31, 2013. During the fiscal year ended March 31, 2012, Sony recorded an impairment loss of 19,187 million yen in other operating (income) expense, net in the consolidated statements of income, as the disposal group was classified as held for sale and recorded at the lesser of carrying value or fair value. Following the sale, Sony purchased an equity interest in Japan Display Inc. which Sony accounts for under the cost method.

(3)	S-LCD Corporation

In the fiscal year ended March 31, 2012, Sony sold all of its shares of S-LCD, the LCD panel manufacturing joint venture. Refer to Note 5.

(4)	Chemical products related business

On September 28, 2012, Sony sold the chemical products related business, which was included in the Devices segment, to the Development Bank of Japan (“DBJ”). As a result of the transaction, the transfer of Sony’s domestic and overseas operations of the chemical products related business, including all shares in Sony Chemical & Information Device Corporation, to DBJ has been completed. The sale resulted in net cash proceeds of 52,756 million yen, and a gain of 9,050 million yen, recorded in other operating (income) expense, net in the consolidated statements of income, for the fiscal year ended March 31, 2013.